Stock-Based Compensation (Schedule of Fair Value Assumptions Used to Estimate Fair Value of Option) (Detail)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Expected term of option (in years)			6 years
Expected volatility			19.97%
Dividend yield			5.05%
Risk-free interest rate			(0.16%)
Granted Date One [Member]
Expected term of option (in years)	[1]	6 years
Expected volatility	[1]	20.32%
Dividend yield	[1]	6.25%
Risk-free interest rate	[1]	(0.12%)
Granted Date Two [Member]
Expected term of option (in years)	[2]	6 years
Expected volatility	[2]	20.92%
Dividend yield	[2]	6.97%
Risk-free interest rate	[2]	(0.17%)

[1]	Granted on March 25, 2020
[2]	Granted on May 1, 2020